Note 7 - Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
	Year ended December 31,
	2020	2019

Loss (gain) on investments	$271	$(109)
Fair value adjustment on DPP (note 16)	142	465
Other	(400)	(144)
	$13	$212